As filed with the Securities and Exchange Commission on October 19, 2017
SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|
Pre-Effective Amendment No.                                                     | |

Post Effective Amendment No. 342                                           |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               |X|

Amendment No. 344            |X|

(Check appropriate box or boxes)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)

(312) 827-0100
Registrant's Telephone Number

AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Name and Address of Agent for Service)

Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
____X____ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

EXPLANATORY NOTE

This filing relates to the following series of the Registrant:

Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim Shipping ETF
Guggenheim MSCI Global Timber ETF

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois on the 19th day of October, 2017.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By: /s/ Donald C. Cacciapaglia
      -------------------------------------
      Donald C. Cacciapaglia
      Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	October 19, 2017
Randall C. Barnes

*	Trustee	October 19, 2017
Donald A. Chubb, Jr.

*	Trustee	October 19, 2017
Jerry B. Farley

*	Trustee	October 19, 2017
Roman Friedrich III

*	Trustee	October 19, 2017
Robert B. Karn III

*	Trustee	October 19, 2017
Ronald A. Nyberg

*	Trustee	October 19, 2017
Maynard F. Oliverius

*	Trustee	October 19, 2017
Ronald E. Toupin, Jr.

/s/ Donald C. Cacciapaglia	Trustee, President and	October 19, 2017
Donald C. Cacciapaglia	Chief Executive Officer

/s/ John L. Sullivan	Treasurer, Chief	October 19, 2017
John L. Sullivan	Financial Officer and Chief Accounting Officer

*/s/ Mark E. Mathiasen		October 19, 2017
Mark E. Mathiasen
Attorney-In-Fact, pursuant to power of attorney

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase